DWS Small Mid Cap Value VIP Average Annual Total Returns - Class B [Member]		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.29%
Russell 2500™ Value Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		12.73%	10.02%	9.72%
Class B | Return Before Taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.85%	9.27%	7.18%
Performance Inception Date	Jul. 01, 2002